Document and Entity Information	Apr. 16, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0000766829
Document Type	8-K
Document Period End Date	Apr. 16, 2021
Entity Registrant Name	SJW Group
Entity Incorporation State Country Code	DE
Entity File Number	001-8966
Entity Tax Identification Number	77-0066628
Entity Address, Address Line One	110 W. Taylor Street
Entity Address, City or Town	San Jose
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95110
City Area Code	(408)
Local Phone Number	279-7800
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	SJW
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false